Other Reserves - Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 57,202	¥ 49,127	¥ 51,055
Currency translation differences	120	193	916
Fair value changes on financial assets at fair value through other comprehensive income	7,786	3,270	(4,517)
Share of other comprehensive income of associates	112	4	75
Share based compensation	596	649	665
Exercise of share options/RSUs	159	60	5
Capital contribution from non-controlling interests	122
Additional investments in a non-wholly owned subsidiary		(18)	(73)
Non-controlling interests arising from business combination	156	88	221
Ending balance	69,726	57,202	49,127
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	9,658	6,140	3,726
Capitalization of retained earnings of a subsidiary under a group restructuring	2,042		5,750
Currency translation differences	120	193	916
Fair value changes on financial assets at fair value through other comprehensive income	7,786	3,270	(4,517)
Share of other comprehensive income of associates	112	4	75
Share based compensation	596	649	665
Exercise of share options/RSUs	(599)	(662)	(569)
Capital contribution from non-controlling interests	13
Additional investments in a non-wholly owned subsidiary		(10)	(50)
Profit appropriations to PRC statutory reserves	12	3	69
Other equity transactions (Note 22(iv))			75
Non-controlling interests arising from business combination	105	71
Ending balance	19,845	9,658	6,140
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,694	1,707	1,611
Share based compensation	596	649	665
Exercise of share options/RSUs	(599)	(662)	(569)
Ending balance	1,691	1,694	1,707
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Ending balance	463	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	219	216	147
Profit appropriations to PRC statutory reserves	12	3	69
Ending balance	231	219	216
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	157	(36)	(952)
Currency translation differences	120	193	916
Ending balance	277	157	(36)
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	2,219	(1,051)	3,391
Fair value changes on financial assets at fair value through other comprehensive income	7,786	3,270	(4,517)
Other equity transactions (Note 22(iv))			75
Ending balance	10,005	2,219	(1,051)
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	4,906	4,841	(934)
Capitalization of retained earnings of a subsidiary under a group restructuring	2,042		5,750
Share of other comprehensive income of associates	112	4	75
Capital contribution from non-controlling interests	13
Additional investments in a non-wholly owned subsidiary		(10)	(50)
Non-controlling interests arising from business combination	105	71
Ending balance	¥ 7,178	¥ 4,906	¥ 4,841